STAFF COSTS - Additional Information (Details)						1 Months Ended	12 Months Ended
	Jan. 01, 2019 EquityInstruments	Apr. 25, 2018 EquityInstruments	Apr. 12, 2018 kr / shares	Jan. 01, 2018 USD ($)	Jan. 01, 2017 EquityInstruments	Nov. 30, 2019 EquityInstruments	Dec. 31, 2021 USD ($) EquityInstruments employee	Dec. 31, 2021 EquityInstruments kr / shares	Dec. 31, 2020 USD ($) EquityInstruments person employee	Dec. 31, 2020 EquityInstruments person kr / shares	Dec. 31, 2019 USD ($) EquityInstruments employee	Dec. 31, 2019 EquityInstruments kr / shares	Dec. 31, 2018 USD ($) EquityInstruments	Dec. 31, 2017 EquityInstruments	Dec. 31, 2016 EquityInstruments kr / shares
Disclosure Of Employee Benefits [Line Items]
Number of seafarers for which staff costs included in operating expenses | $							106		109		108
Number of seafarers on short term contracts | employee							1,449		1,474		1,510
Total wages for seafarers on short term contracts | $							$ 75,900,000		$ 80,500,000		$ 79,500,000
Number of members of senior management team excluding CEO | person									3	3
Long term incentive plan
Disclosure Of Employee Benefits [Line Items]
Number of RSUs granted							1,355,100		1,047,400		1,001,100
Number of RSUs outstanding as of date							2,372,900	2,372,900	2,187,500	2,187,500	2,228,300	2,228,300	2,719,100
Exercise price per share | kr / shares			kr 53.7					kr 53.5
Chief executive officer
Disclosure Of Employee Benefits [Line Items]
Number of RSUs granted		766,035
Vesting period of RSUs				3 years
Chief executive officer | Long term incentive plan
Disclosure Of Employee Benefits [Line Items]
Number of one fifth units vested in share-based payment arrangement.	255,345			255,345	255,345
Number of RSUs granted															1,276,725
Vesting percentage of RSU grant							100.00%
Value of RSUs grant | $													$ 900,000
Market value of one share | kr / shares								49.5
Percentage of non-vested RSU		60.00%
Exercise price per share | kr / shares								53.7							kr 96.3
Average strike price		90 days					90 days
Percentage of premium on average price to determine exercise price			15.00%				15.00%
Vesting period of RSUs															5 years
Annual vesting percentage of other equity instruments granted	20.00%			20.00%	20.00%										20.00%
Exercise period of RSUs		360 days					360 days
Number of RSUs exercised													0	0
Percentage of RSUs from the re-grant vested	33.34%
Chief executive officer | Long term incentive plan | Tranches One [Member]
Disclosure Of Employee Benefits [Line Items]
Number of RSUs granted							255,200
Chief executive officer | Long term incentive plan | First Vesting over Three Years [Member]
Disclosure Of Employee Benefits [Line Items]
Vesting period of RSUs							3 years
Executive Director [Member] | Long term incentive plan
Disclosure Of Employee Benefits [Line Items]
Number of RSUs exercised						255,345
Senior management team [Member]
Disclosure Of Employee Benefits [Line Items]
Aggregate compensation paid | $							$ 2,200,000		$ 2,100,000		$ 1,700,000
Aggregate compensation paid for pensions | $							$ 100,000		$ 100,000		$ 100,000
Other management
Disclosure Of Employee Benefits [Line Items]
Number of RSUs granted							1,355,121
Other management | Long term incentive plan
Disclosure Of Employee Benefits [Line Items]
Number of RSUs granted									1,047,389		1,001,100
Vesting period of RSUs							3 years		3 years		3 years
Exercise price of RSUs | kr / shares								kr 53.5		kr 69.9		kr 49.7
Exercise period of RSUs							12 months		12 months		12 months
Average Remaining Contractual Life							1 year 6 months		1 year 6 months		1 year 6 months